Computation of basic and diluted net income (loss) per share (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended						6 Months Ended		12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Jun. 30, 2013	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Earnings per share
Net income (loss) allocable to APAM-diluted	$ 5,798	$ 0	$ 0	$ 0	$ 0	$ 8,748	$ 8,748	$ 0	$ 0	$ 0
Convertible preferred stock dividends	0					0
Net income allocated to participating securities	(973)					(1,467)
Net income (loss) allocable to common shareholders	$ 4,825					$ 7,281
Weighted average shares outstanding- basic	12,728,949					12,728,949
Effect of dilutive securities	2,565,463					2,565,463
Weighted average shares outstanding- diluted	15,294,412					15,294,412
Earnings per share-basic	$ 0.38					$ 0.57			$ 0
Earnings per share-diluted	$ 0.38					$ 0.57